Annual Operating Expenses - VIPEquity-IncomePortfolio-InvestorPRO - VIPEquity-IncomePortfolio-InvestorPRO - VIP Equity-Income Portfolio - VIP Equity Income Portfolio - Investor Class	Apr. 30, 2025
Operating Expenses:
Management fee	0.54%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.55%

[1]	A Adjusted to reflect current fees.